Employee Benefits - Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Income (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 18,697	¥ 16,772	¥ 17,379
Japan
Disclosure of defined benefit plans [line items]
Defined benefit costs	2,741	2,990	2,992
Foreign
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 15,956	¥ 13,782	¥ 14,387